Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of the assets	12 Months Ended
Dec. 31, 2019
Property and buildings [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of the assets [Line Items]
Property and equipment, useful life	30 years
Property and buildings [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of the assets [Line Items]
Property and equipment, useful life	50 years
Machinery equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of the assets [Line Items]
Property and equipment, useful life	5 years
Machinery equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of the assets [Line Items]
Property and equipment, useful life	15 years
Transportation vehicles [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of the assets [Line Items]
Property and equipment, useful life	5 years
Transportation vehicles [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of the assets [Line Items]
Property and equipment, useful life	10 years
Office and electronic equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of the assets [Line Items]
Property and equipment, useful life	3 years
Office and electronic equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of the assets [Line Items]
Property and equipment, useful life	5 years